Short-term investments (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Short-Term Investments [Line Items]
Short-term investments	$ 0.0	$ 40.0
Guaranteed investment certificate maturing March 2025 [Member]
Short-Term Investments [Line Items]
Short-term investments		20.0
Guaranteed investment certificate maturing June 2025 [Member]
Short-Term Investments [Line Items]
Short-term investments		$ 20.0